EQUITY (Tables)	12 Months Ended
Jun. 30, 2022
Equity [abstract]
Stated share capital
Amounts in R million 2022 2021 2020
Authorised share capital
1,500,000,000 , (2021 and 2020: 1,500,000,000 ) ordinary shares of no par value
5,000,000

(2021 and 2020:
5,000,000 ) cumulative preference shares of 10

cents each
0.5 0.5 0.5
Issued share capital
864,588,711

(2021 and 2020:
864,588,711 ) ordinary shares of no

par value
6,208.4 6,208.4 6,208.4
6,612,266

(2021 and 2020:
9,474,920 ) treasury shares held within the Group (a) (35.6) (51.0) (51.0)
5,000,000

(2021 and 2020:
5,000,000 ) cumulative preference shares of 10 cents each 0.5 0.5 0.5
6,173.3 6,157.9 6,157.9

Dividends
Amounts in R million 2022 2021 2020
Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 40

SA cents per share (2021:
35

SA cents
per share; 2020: 20

SA cents per share)
342.0 299.3 137.5
First interim dividend: 20

SA cents per share (2021:
40

SA cents per share; 2020:
25

SA
cents per share) 171.6 342.0 213.8
Second interim dividend nil SA cents per share (2021: nil SA cents per share; 2020: 25
SA cents per share) - - 213.8
Total 513.6 641.3 565.1